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TYPE						13F-HR
PERIOD					03/31/09
FILER


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	March 31, 2009
Check here if Amendment [ x ]; Amendment Number: 1

This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1717 Arch Street
		Suite 3810
		Philadelphia, PA  19103
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paula Mandle
Title:	CEO
Phone:	215-557-9300
Signature, Place, and Date of Signing:
Paula Mandle	Philadelphia, Pennsylvania	April 27, 2009

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		57
Form 13F Information Table Value Total:		542749
List of Other Included Managers:
  No. 13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              00206r102    11647 462175.00 SH      Sole                462175.00
Adobe Systems Inc              COM              00724F101    18094 845893.00 SH      Sole                845893.00
Agilent Technologies Inc       COM              00846U101     3884 252700.00 SH      Sole                252700.00
Air Prods & Chems Inc          COM              009158106    13230 235200.00 SH      Sole                235200.00
Altera Corporation             COM              021441100     6979 397650.00 SH      Sole                397650.00
Apollo Group Inc - Cl A        COM              037604105     2518 32150.00 SH       Sole                 32150.00
Apple Inc                      COM              037833100     6291 59850.00 SH       Sole                 59850.00
Autozone Inc                   COM              053332102     5057 31100.00 SH       Sole                 31100.00
Bard C R Inc                   COM              067383109    19031 238726.00 SH      Sole                238726.00
Baxter International Inc       COM              071813109    11586 226200.00 SH      Sole                226200.00
Becton Dickinson & Co          COM              075887109     7435 110575.00 SH      Sole                110575.00
Bucyrus International Inc      COM              118759109      177 11650.00 SH       Sole                 11650.00
Campbell Soup Co               COM              134429109     9198 336200.00 SH      Sole                336200.00
Celgene Corporation            COM              151020104    16236 365675.00 SH      Sole                365675.00
Cisco Systems Inc              COM              17275R102    16808 1002275.00 SH     Sole               1002275.00
Clorox Company                 COM              189054109    11350 220465.00 SH      Sole                220465.00
Corning Inc                    COM              219350105    16454 1239925.00 SH     Sole               1239925.00
Emerson Electric Co            COM              291011104    13368 467751.00 SH      Sole                467751.00
Exxon Mobil Corporation        COM              30231G102     9480 139200.00 SH      Sole                139200.00
FPL Group Inc                  COM              302571104    11674 230125.00 SH      Sole                230125.00
Gamestop Corp - Cl A           COM              36467w109    14874 530850.00 SH      Sole                530850.00
General Electric Co            COM              369604103      911 90100.00 SH       Sole                 90100.00
Genzyme Corp - Genl Division   COM              372917104     5805 97750.00 SH       Sole                 97750.00
Gilead Sciences Inc            COM              375558103    16479 355775.00 SH      Sole                355775.00
Goldman Sachs Group Inc        COM              38141G104      920  8675.00 SH       Sole                  8675.00
Goodrich Corp                  COM              382388106      498 13150.00 SH       Sole                 13150.00
Google Inc - Class A           COM              38259P508    16919 48610.00 SH       Sole                 48610.00
Hewlett Packard Co             COM              428236103    17722 552775.00 SH      Sole                552775.00
Intl Business Machines         COM              459200101     6741 69575.00 SH       Sole                 69575.00
ITT Corp                       COM              450911102    12399 322300.00 SH      Sole                322300.00
J.P. Morgan Chase & Company    COM              46625H100      649 24400.00 SH       Sole                 24400.00
Joy Global Inc                 COM              481165108     2462 115600.00 SH      Sole                115600.00
Microchip Technology Inc       COM              595017104      665 31400.00 SH       Sole                 31400.00
Molson Coors Brewing Co.       COM              60871r209      972 28350.00 SH       Sole                 28350.00
Monsanto Co                    COM              61166w101    12149 146200.00 SH      Sole                146200.00
National Oilwell Varco         COM              637071101    12893 449075.00 SH      Sole                449075.00
Nike Inc Cl B                  COM              654106103    11043 235500.00 SH      Sole                235500.00
Norfolk Southern Corp          COM              655844108     4447 131750.00 SH      Sole                131750.00
Northern Trust Corp            COM              665859104    17813 297775.00 SH      Sole                297775.00
Northrop Grumman Corp          COM              666807102     2391 54800.00 SH       Sole                 54800.00
Oracle Corporation             COM              68389X105    20941 1158875.00 SH     Sole               1158875.00
Pepsico Inc                    COM              713448108    20503 398275.00 SH      Sole                398275.00
PNC Financial Services Group   COM              693475105     7580 258800.00 SH      Sole                258800.00
Price T Rowe Group Inc         COM              74144T108     9141 316724.00 SH      Sole                316724.00
Procter & Gamble               COM              742718109     5745 122000.00 SH      Sole                122000.00
Raytheon Company               COM              755111507    11279 289650.00 SH      Sole                289650.00
Roper Industries Inc           COM              776696106     8675 204350.00 SH      Sole                204350.00
Sunoco Inc.                    COM              86764P109     1177 44450.00 SH       Sole                 44450.00
Tidewater Inc                  COM              886423102      369  9925.00 SH       Sole                  9925.00
Transocean                     COM              H8817h100    14776 251128.00 SH      Sole                251128.00
U S Bancorp                    COM              902973304     6088 416675.00 SH      Sole                416675.00
VF Corp                        COM              918204108    18705 327525.00 SH      Sole                327525.00
Vulcan Materials Co            COM              929160109      840 18960.00 SH       Sole                 18960.00
Wal-Mart Stores Inc            COM              931142103    18786 360575.00 SH      Sole                360575.00
Waters Corp                    COM              941848103     7827 211825.00 SH      Sole                211825.00
XTO Energy Inc                 COM              98385X106    14340 468331.00 SH      Sole                468331.00
Yum! Brands,Inc                COM              988498101     6727 244800.00 SH      Sole                244800.00


REPORT SUMMARY			57 DATA RECORDS		     542749		     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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